Fair Value of Financial Instruments and Derivatives Instruments - Summary of (Loss) / Gain Recognized on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net (Loss)/Gain Recognized	$ 2,188	$ (1,303)	$ (121)
Forward Freight | Other Expense Income On Derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net (Loss)/Gain Recognized	(3,227)	(174)
Foreign Currency | Other Expense Income On Derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net (Loss)/Gain Recognized	(99)	99	0
Interest Rate Contract | Other Expense Income On Derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net (Loss)/Gain Recognized	6,474	(1,379)	0
Bunker Fuel Contracts | Other Expense Income On Derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net (Loss)/Gain Recognized	$ (960)	$ 151	$ (121)